Schedule of Share-based Payment Arrangement, Option, Exercise Price Range (Details)	3 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	10,384,000	10,384,000
Number exercisable	4,733,712	4,733,712
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.30
Number outstanding	1,885,000	1,885,000
Number exercisable	37,700	37,700
Expiry date	Feb. 21, 2028
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.45
Number outstanding	2,030,400	2,030,400
Number exercisable	1,010,112	1,010,112
Expiry date	Jun. 30, 2025
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.50
Number outstanding	829,600	829,600
Number exercisable	458,300	458,300
Expiry date	Feb. 01, 2026
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.50
Number outstanding	2,395,000	2,395,000
Number exercisable	670,600	670,600
Expiry date	Feb. 01, 2027
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.54
Number outstanding	713,000	713,000
Number exercisable	713,000	713,000
Expiry date	Jun. 04, 2023
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.66
Number outstanding	200,000	200,000
Number exercisable	80,000	80,000
Expiry date	Jul. 12, 2026
Range 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	1,275,000	1,275,000
Number exercisable	1,275,000	1,275,000
Expiry date	Jun. 04, 2023
Range 8 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 1.02
Number outstanding	1,056,000	1,056,000
Number exercisable	489,000	489,000
Expiry date	Apr. 06, 2026